UNAUDITED QUARTERLY INFORMATION	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
UNAUDITED QUARTERLY INFORMATION
UNAUDITED QUARTERLY INFORMATION

Year Ended December 31, 2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$11,830,000	$14,110,000	$15,240,000	$22,876,000
Operating expenses	15,441,000	18,420,000	20,940,000	36,694,000
Equity in joint venture income	5,516,000	5,108,000	1,848,000	9,055,000
Interest income from loan pool participations and notes receivable	538,000	2,876,000	3,712,000	2,130,000
Operating income (loss)	2,443,000	3,674,000	(140,000)	(2,633,000)
Non-operating (expenses) income	(2,234,000)	(5,809,000)	(6,502,000)	18,042,000
Income (loss) before provision for income taxes	209,000	(2,135,000)	(6,642,000)	15,409,000
Benefit from income taxes	1,483,000	1,138,000	2,500,000	(4,913,000)
Income (loss) from continuing operations	1,692,000	(997,000)	(4,142,000)	10,496,000
Income from discontinued operations, net of income taxes	2,000	—	—	—
Loss from sale of real estate	(212,000)	—	—	—
Net income (loss)	1,482,000	(997,000)	(4,142,000)	10,496,000
Net (income) loss attributable to noncontrolling interests	(2,798,000)	(128,000)	(64,000)	401,000
Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. shareholders	(1,316,000)	(1,125,000)	(4,206,000)	10,897,000
Preferred stock dividends and accretion of issuance costs	(2,036,000)	(2,036,000)	(2,036,000)	(2,036,000)
Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(3,352,000)	$(3,161,000)	$(6,242,000)	$8,861,000
Basic (loss) earnings per share	$(0.07)	$(0.06)	$(0.11)	$0.15
Diluted (loss) earnings per share	(0.07)	(0.06)	(0.11)	0.15

Year ended December 31, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$8,727,000	$8,510,000	$12,776,000	$32,620,000
Operating expenses	12,525,000	13,138,000	15,569,000	24,820,000
Equity in joint venture (loss) income	5,256,000	2,551,000	(646,000)	5,346,000
Interest income from loan pool participations and notes receivable	2,546,000	2,241,000	1,048,000	2,051,000
Operating (loss) income	4,004,000	164,000	(2,391,000)	15,197,000
Non-operating expenses	(1,294,000)	485,000	(5,482,000)	(5,562,000)
(Loss) income before provision for income taxes	2,710,000	649,000	(7,873,000)	9,635,000
Benefit from (provision for) income taxes	(663,000)	(172,000)	2,997,000	(148,000)
Income (loss) from continuing operations	2,047,000	477,000	(4,876,000)	9,487,000
Net loss (income) attributable to noncontrolling interests	(1,038,000)	(299,000)	42,000	163,000
Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. shareholders	1,009,000	178,000	(4,834,000)	9,650,000
Preferred stock dividends and accretion of issuance costs	(2,036,000)	(2,636,000)	(2,036,000)	(2,036,000)
Net (loss) income attributable to Kennedy-Wilson Holdings, Inc. shareholders	$(1,027,000)	$(2,458,000)	$(6,870,000)	$7,614,000
Basic (loss) earnings per share	$(0.02)	$(0.06)	$(0.16)	$0.17
Diluted (loss) earnings per share	(0.02)	(0.06)	(0.16)	0.14